SUMMARY OF RELATED PARTY BALANCES (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
AIL - intercompany receivable			$ 40,090,051	$ 1,682,450
Total related party advances	$ 1,931,797	$ 3,821,179	29,197,470	7,992,840
Total accrued expenses, related party	$ 1,152,784	$ 1,002,546	532,287	519,500
AIL – Intercompany Receivable (Post-Acquisition) [Member]
Defined Benefit Plan Disclosure [Line Items]
AIL - intercompany receivable			37,579,900
FDC – Loan Receivables and Advances [Member]
Defined Benefit Plan Disclosure [Line Items]
AIL - intercompany receivable			3,165,290	1,682,450
AML – Due from Related Parties, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
AIL - intercompany receivable			3,300,538
FXPIG – Due from [Member]
Defined Benefit Plan Disclosure [Line Items]
AIL - intercompany receivable			32,704
AIL [Member]
Defined Benefit Plan Disclosure [Line Items]
AIL - intercompany receivable			2,612,695
AIL – Due to Alchemy DMCC (Post-Acquisition) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total related party advances			25,512,642	7,713,827
FDC – Due to Alchemy DMCC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total related party advances			536,504
FDC – Related Party Advances, Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Total related party advances			33,000	33,000
ADS Related Party Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total related party advances			4,711	3,536
AML Due To AMLUS [Member]
Defined Benefit Plan Disclosure [Line Items]
Total related party advances			720,644	140,682
ATECH Related Party Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total related party advances				101,795
Accrued Payroll – Mitchell M. Eaglstein [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accrued expenses, related party			241,000	246,000
Accrued Payroll – Imran Firoz [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accrued expenses, related party			286,000	273,500
ATECH – Accrued Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accrued expenses, related party			5,287
Other Accrued Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accrued expenses, related party